AS FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION ON:  January 19, 2000

               REGISTRATION NO.    333-
58979/811-08875
============================================
============

     SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549
               _______________

                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                             [X]
                    Pre-Effective Amendment
                    No.               [   ]
                    Post-Effective Amendment
                    No. 2               [X]
                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY
ACT OF 1940                             [X]
                 Amendment No. 3        [X]
               _______________

 AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
  (EXACT NAME OF REGISTRANT AS SPECIFIED IN
                  CHARTER)
          KATHERINE L. STONER, ESQ.
  2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                 (ZIP CODE)

               (713) 526-5251
  (REGISTRANT'S TELEPHONE NUMBER, INCLUDING
                 AREA CODE)
               _______________

        THE CORPORATION TRUST COMPANY
             1209 ORANGE STREET
         WILMINGTON, DELAWARE  19801
   (NAME AND ADDRESS OF AGENT FOR SERVICE)
               _______________

        Copy to: JOHN A. DUDLEY, ESQ.
       SULLIVAN & WORCESTER, LLP 1025
          CONNECTICUT AVENUE, N.W.
           WASHINGTON, D.C. 20036
               _______________

  It is proposed that this filing will
become effective (check appropriate box):
     [  ] immediately upon filing pursuant
     to paragraph (b)
     [  ] on (date) pursuant to paragraph
     (b)
     [  ] 60 days after filing pursuant to
     paragraph (a)(1)
     [  ] on March 1, 2000 pursuant to
     paragraph (a)(1)
     [X]  75 days after filing pursuant to
     paragraph (a)(2)
     [  ] on (date) pursuant to paragraph
     (a)(2) of Rule 485

  If appropriate, check the following box:

[ ]  This post-effective amendment
designates a new effective date for a
previously filed post-effective amendment.

Title of Securities Being Registered: Shares
of Beneficial Interest
               _______________

============================================
============

Part A
New Additions to the March 1, 2000 AGSPC 2
Prospectus:
(filed 12/23/99, accession number 0001058413-
99-00037)

SCIENCE & TECHNOLOGY FUND

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund is invested in the common stocks of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:
-    Chemicals and synthetic materials,
  including pharmaceuticals
-    Computers, including hardware and
  software
-    Defense and aerospace
-    E-Commerce
-    Electronics
-    Media and information services
-    Telecommunications

The Fund may invest up to 25% of its assets in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. The Fund may also invest in foreign securities, futures, and options, in accordance with the Fund's objective. A
"future" is a contract which involves the sale of a security for future delivery. An
"option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Derivatives Risk: The risk that loss may result from the Fund's investments in futures or options. Futures and options may be risky if the market moves in a way the Fund manager did not predict. Thus, small changes in the price of a security may be magnified in the futures or options contract.

Foreign Securities Risks:
  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Sovereign Risk: The risk that a foreign
  government will interfere with currency
  trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be
  less liquid and more volatile than U.S.
  markets and offer less protection to
  investors.

  Limited Information Risk: The risk that
  foreign companies may not be subject to
  accounting standards or governmental
  supervision comparable to U.S. companies and that less public information about their operations may exist.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the
Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the
potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Tech Company Risk: Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Young Company Risk: Smaller companies or companies that are less than three years old may have new products that are not established in the market place, or less-experienced management.

PERFORMANCE INFORMATION - Prior Performance of Similar Accounts
Because this is a new Fund for American
General Series Portfolio Company ("AGSPC")
2, the Fund has no investment performance record. However, the Fund's investment objective, policies, and strategies are substantially similar to those employed by
T. Rowe Price Associates, Inc. for the AGSPC
(1) Science & Technology Fund.

The performance information shown below is for the AGSPC 1 Science & Technology Fund, and not that of the new Fund, AGSPC 2
Science & Technology Fund. The AGSPC 1
Science & Technology Fund is sold as an
annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General
Corporation. The returns shown reflect
investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges. Past performance shown below is no guarantee of similar future performance for the AGSPC 2 Science &
Technology Fund.

The bar chart below shows the annual returns and performance for each full calendar year since inception of the AGSPC 1 Science &
Technology Fund, assuming reinvestment of dividends and distributions.

[bar chart here with plot points as shown below]

199561.66%
199613.81%
1997 2.61%
199842.13%
199998.96%

Best quarter   Q __, Year     ___._%
Worst quarter  Q __, Year     ___._%

The table below compares the performance of the AGSPC 1 Science & Technology Fund for calendar year 1999 to that of the S&P 500
Index (the "Index"). The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. It approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market.
No sales charges have been applied to the Index, and an investor cannot invest directly in it.

                         1 Year
AGSPC 1 Science & Technology Fund  98.96%
S&P 500 Index            21.04%

                         5 Years
AGSPC 1 Science & Technology Fund  38.68%
S&P 500 Index            28.56%

                         Since inception,
4/29/94
AGSPC 1 Science & Technology Fund  38.73%
S&P 500 Index            18.21%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual
Fund operating expenses are deducted from Fund assets.

Shareholder fees                 Class A
Maximum sales charge (load)
  imposed on purchases
  (as a percentage of offering price)5.75%
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)Footnote 1
Maximum account fee                 None

Annual Fund operating expenses   Class A
Management fees                    0.90%
Distribution and service (12b-1) fees0.25%
Other expenses                     _.__%
Total annual fund operating expenses_.__%
Fee waiver and/or expense reimbursement_.__%
Net Expenses                       _.__%

Footnote 1: A CDSC is imposed on the
proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4%
in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

Shareholder fees                 Class B
Maximum sales charge (load)
  imposed on purchases
  (as a percentage of offering price)None
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)       5%
                              Footnote 2
Maximum account fee                 None

Annual Fund operating expenses   Class B
Management fees                    0.90%
Distribution and service (12b-1) fees1.00%
Other expenses                     _.__%
Total annual fund operating expenses_.__%
Fee waiver and/or expense reimbursement_.__%
Net Expenses                       _.__%

Footnote 2: A CDSC is imposed on the
proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4%
in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

Annual Fund operating expenses are based on expenses for the Fund's most recent fiscal year. The Fund's Rule 12b-1 fees include an asset-based sales charge, as discussed in the Distribution and Service Plan section of this Prospectus.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
-    You invest $10,000 in the Fund for the
  time periods indicated;
-    You redeem all your shares at the end
  of those periods;
-    Your investment has a 5% return each
  year; and
-    The Fund's operating expenses remain
  the same.

Class A    1 Year   3 Years
             $___      $___

Class B    1 Year   3 Years
             $___      $___

Without redemptions, your costs would be:

Class A    1 Year   3 Years
             $___      $___

Class B    1 Year   3 Years
             $___      $___

Investment Adviser and Sub-adviser section of prospectus

Adviser:
VALIC receives an annual advisory fee of 0.90%, based on average daily net assets, for the Science & Technology Fund.

Sub-adviser:
T. Rowe Price Associates, Inc. ("T. Rowe
Price")

Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment adviser to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is manages by an investment
advisory committee, chaired by Charles A.
Morris.  Mr. Morris has day-to-day
responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr.
Morris has been chairman of the committee since 1991.

Part B
New Additions to the March 1, 2000 AGSPC 2
Statement of Additional Information:
(filed 12/23/99, accession number 0001058413-
99-00037)

Addition to the March 1, 2000 SAI

INVESTMENT RESTRICTIONS

Science and Technology Fund

FUNDAMENTAL INVESTMENT RESTRICTIONS
The Fund has adopted the following
fundamental investment restrictions. The percentage limitations referenced in some of the following fundamental investment restrictions are to be determined at the time of purchase. The Fund may not:

1.   Make any investment inconsistent with
its classification as a diversified
investment company under the 1940 Act.
Concentrate its investments in the
securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US
Government or its agencies or
instrumentalities and repurchase agreements secured thereby).
2.   Issue senior securities or borrow
money, except from banks or other persons for non-leveraging, temporary or emergency purposes, and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
3.   Make loans, although the Fund may lend
portfolio securities, purchase of money
market instruments and repurchase agreements or bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly distributed or privately placed debt obligations and purchase debt in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.
4.   Underwrite the securities of other
issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
5.   Invest directly in commodities or real
estate, unless acquired as a result of
ownership of securities or other
instruments, or as permitted by law.
However, the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

The Board of Trustees has adopted the
following non-fundamental investment
restrictions, which may be changed at any time without a shareholder vote. The Fund may not:

1.    Effect short sales of securities or
purchase securities on margin, except in connection with investments in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.
2.   Purchase illiquid securities if more
than 15% of the value of its net assets
would be invested in such securities, or as permitted by the 1940 Act.
3.   Enter into reverse repurchase
agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33
1/3% of its total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.
4.    Invest in securities issued by other
investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time,
(ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940
Act.
5.    Acquire securities for the purpose of
influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
(ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940
Act.


Sub-Advisor section of SAI:

VALIC shall pay to T. Rowe Price, for the services rendered to the Science &
Technology Fund and expenses paid by T. Rowe
Price, a monthly fee based on average daily net asset values of the Science & Technology
Fund. The fee shall be computed at the
annual rate of 0.60% on the first $500
million, and 0.55% on the assets over $500 million.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

         PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

    (a)  1. Agreement and Declaration 1 of
Trust (1)
          2. Amendment to Agreement and
Declaration of Trust (2)
    (b)  Certificate of Designation For:
         (1) American General Core Bond Fund
(2)
         (2) American General High Yield
Bond Fund (2)
         (3) American General Strategic Bond
Fund (2)
         (4) American General Municipal Bond
Fund (2)
         (5) American General Municipal
Money Market Fund (2)
    (c)  Amended and Restated Certificate of
Designation For:
         (1) American General International
Growth Fund (2)
         (2) American General Large Cap
Growth (2)
         (3) American General Mid Cap Growth
Fund (2)
         (4) American General Small Cap
Growth Fund (2)
         (5) American General International
Value Fund (2)
         (6) American General Large Cap
Value Fund (2)
         (7) American General Mid Cap Value
Fund (2)
         (8) American General Small Cap
Value Fund (2)
         (9) American General Socially
Responsible Fund (2)
         (10) American General Balanced Fund
(2)
         (11) American General Domestic Bond
Fund (2)
         (12) American General Money Market
Fund (2)
         (13) American General Growth
Lifestyle Fund (2)
         (14) American General Moderate
Growth Lifestyle Fund (2)
         (15) American General Conservative
Growth Lifestyle Fund (2)
         (16) American General Stock Index
Fund (2)
         (17) American General Mid Cap Index
Fund (2)
         (18) American General Small Cap
Index Fund (2)
         (19) American General Municipal
Bond Fund +
         (20) American General Municipal
Money Market   Fund +
    (d)  Certificate of Termination For:
         (1) American General Stock Index
Fund (2)
         (2) American General Mid Cap Index
Fund (2)
         (3) American General Small Cap
Index Fund (2)

 2. Bylaws (1)


 3. Not Applicable

 4. Not Applicable

 5.(a) Investment Advisory Agreement between the Registrant and The
         Variable Annuity Life Insurance
Company ("VALIC") (3)
    (b) Investment Sub-Advisory Agreements
between VALIC and each
          Sub-Adviser on behalf of the
following Funds:
         (1) American General International
Growth Fund (3)
         (2) American General Large Cap
Growth (3)
         (3) American General Mid Cap Growth
Fund (3)
         (4) American General Small Cap
Growth Fund (3)
         (5) American General International
Value Fund,
          American General Balanced Fund and
American General
          Domestic Bond Fund (3)
         (6) American General Large Cap
Value Fund (3)
         (7) American General Mid Cap Value
Fund (3)
         (8) American General Small Cap
Value Fund (3)
         (9) American General High Yield
Bond Fund, American
         General Strategic Bond Fund,
American  General Core Bond Fund,
         American General Muncipal Bond Fund
and American General
         Municipal Money Market Fund (3)
         (10) American General Stock Index
Fund, American General Mid
         Cap Index Fund, American General
   Small Cap Index Fund and American General
   Small Cap Value Fund (3)

 6. Distribution Agreement between the
Registrant and American General
     Distributors, Inc. +

 7. Not Applicable

 8. (a)  Custodian Agreement between
Registrant and State Street
    Bank and Trust Company +
    (b)  Securities Lending Authorization
Agreement between
    Registrant and State Street Bank and
Trust Company +

 9. (a)  Transfer Agency and Services
Agreement between Registrant and
    VALIC +
    (b)  Form of Data Access Services
Agreement between Registrant and
    State Street Bank and Trust Company +
    (c)  Form of Accounting Services
Agreement between Registrant and
    VALIC +
    (d)  Administrative Services Agreement
among Registrant, VISCO
    and VALIC +
    (e)  State Filing Services Agreement (2)

 10.  Not Applicable

 11.  Not Applicable

 12.  Not Applicable

 13.  Subscription Agreements (2)

 14.  Not Applicable

 15.  Rule 12b-1 Distribution and Service
Plan +

 16.  Not Applicable

 17.  Not Applicable

 18.  Multi-Class Plan +

 19 (a)  Powers of Attorney for Messrs.
West, Hackerman,
    Lancaster, Paulsen, Upton and Love (1)
    (b)  Powers of Attorney for Messrs.
Ebner, Gonzales and
    Maupin and Ms. Craven (2)
    (c)  Powers of Attorney for Mr. Barrett
and Ms. Kane +

  __________

  1  Incorporated herein by reference to
Initial Registration Statement to the
      Registrant's Form N-1A Registration
  Statement filed with the Securities and
  Exchange Commission on July 13, 1998 (File
  No. 333-58979/811-08875, Accession No.
  0000950129-98-002983).

  2  Incorporated herein by reference to Pre-
  Effective Amendment Number 1
      to the Registrant's Form N-1A
  Registration Statement filed with the
  Securities and Exchange Commission on
  October 15, 1998 (File No. 333-58979, 811-
  08875, Accession No. 0000950129-98-
  004291).

  3 Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on July
  14, 1999 (File No. 333-58979/811-08875,
  Accession Nos. 0001058413-99-000017 and
  0001058413-99-000019).

         + To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER
       COMMON CONTROL WITH REGISTRANT

No person is controlled by or under common control with the Registrant. All of the outstanding shares of beneficial interest of Institutional Class I and Institutional
Class II of the Registrant is owned by
VALIC, a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment
Company Act of 1940 (File No. 811-3240/33-
75292).

ITEM 25.  INDEMNIFICATION

Incorporated herein by reference to Pre-
Effective Amendment Number 1 to the
Registrant's Form N-1A Registration
Statement filed with the Securities and
Exchange Commission on October 15, 1998
(File No. 333-58979/811-08875), Accession
No. 0000950129-98-004291).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF
THE INVESTMENT ADVISER

See "About the Series Company Management" in
Part A and "Investment Adviser" and
"Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in whicheach such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929
Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than
VALIC, identified in the list below are
American General Distributors, Inc. ("AG
Distributors"), American General Annuity
Insurance Company ("AGAIC") and American
General Corporation ("AG Corporation").

   NAME             COMPANY
TITLE
Robert M. Devlin    VALIC, AGAIC
Director
               AG Corporation      Director,
                              Chairman and
                              Chief
                              Executive
                              Officer
John A. Graf        VALIC, AGAIC
Chairman, Director,
                              President and
                              Chief
                              Executive
                              Officer
Kent E. Barrett          VALIC, AGAIC
Director, Executive Vice
                              President and
                              Chief
                         Financial Officer
Bruce R. Abrams          VALIC, AGAIC
Director and Executive
                              Vice President
                         - AGAIC
                              Sales
Rebecca G. Campbell VALIC, AGAIC
Director and Senior Vice
                              President -
                              Human
                              Resources
Robert P. Condon         VALIC, AGAIC
Director and Executive
                              Vice President
                         -
                              Institutional
                              Marketing
Carl J. Santillo         VALIC, AGAIC
Director and Executive
                              Vice President
                              -Operations
Kathleen Adamson    VALIC, AGAIC
Senior Vice President -
                              Customer
                         Service
Michael J. Akers         VALIC, AGAIC
Senior Vice President
                              and Chief
                         Actuary
Dick Baily          VALIC, AGAIC
Senior Vice President -
                              Planning &
                         Expense
                              Management
Michael A. Betts         VALIC, AGAIC
Senior Vice President -
                              Systems
Dwight L. Cramer II VALIC, AGAIC
Senior Vice President --
                              AG Fund Group
Patrick E. Grady         VALIC, AGAIC
Senior Vice President
                              and Treasurer
Stephen G. Kellison VALIC, AGAIC
Senior Vice President -
                              Product
                         Management
Richard J. Lindsay  VALIC, AGAIC
Senior Vice President -
                              Marketing
Cynthia A. Toles         VALIC, AGAIC
Senior Vice President,
                              General
               Counsel
                              and Secretary
               AG Distributors
          Director and Secretary
Rosemary Beauvais   VALIC, AGAIC        Vice
President -
                              Corporate
                         Technology
                              Services
James D. Bonsall         VALIC, AGAIC
Vice President -
                              Financial
                         Reporting
Gregory S. Broer         VALIC, AGAIC
Vice President -
                              Actuarial
Richard A. Combs    VALIC, AGAIC        Vice
President -
                              Actuarial
Neil J. Davidson         VALIC, AGAIC
Vice President -
                              Actuarial
David H. denBoer    VALIC, AGAIC        Vice
President -
                              Compliance
Stephen R. Duff          VALIC, AGAIC
Vice President -
                              New Account
                              Acquisitions
Daniel Fritz        VALIC, AGAIC        Vice
President -
                              Actuarial
Michael D. Gifford  VALIC, AGAIC        Vice
President -
                              Case
                         Development
Joseph P. Girgenti  VALIC, AGAIC        Vice
President - Sales
                              Support
Sharla A. Jackson        VALIC, AGAIC
Vice President -
                              Customer
                              Service -
                              Amarillo
Jeff S. Johnson          VALIC, AGAIC
Vice President -
                              Marketing
                              Communications
Kent W. Lamb        VALIC, AGAIC        Vice
President -
                              Financial
                         Reporting
Traci P. Langford        VALIC, AGAIC
Vice President -
                              Account
                         Management
James J. Michel          VALIC, AGAIC
Vice President -
                              Operations

     Support/Controller
Thomas G. Norwood   VALIC, AGAIC        Vice
President -
                              Broker/Dealer
                              Operations
Stephen J. Poston        VALIC, AGAIC
Vice President -
                              Training &
                         National
                              Accounts
Steven D. Rubinstein     VALIC, AGAIC
Vice President -
                              Financial
                         Planning
                              and Reporting
Richard W. Scott         VALIC, AGAIC
Vice President and
                              Chief
                         Investment
                              Officer
               AG Corporation      Executive
          Vice
                              President and
                              Chief
                              Investment
                              Officer
Gary N. See         VALIC, AGAIC        Vice
President - Group
                              Actuarial
Gregory R. Seward   VALIC, AGAIC        Vice
President -
                              Variable
                         Product
                              Accounting
Nancy K. Shumbera   VALIC, AGAIC        Vice
President -
                              Applications
                              Development
Norman A. Skinrood, Jr.  VALIC, AGAIC
Vice President -
                              Investment
Products
                              Group
David Snyder        VALIC, AGAIC        Vice
President -
                              Electronic
                         Commerce
Paula F. Snyder          VALIC, AGAIC
Vice President - AGRS
                              Marketing
                              Communications
Robert E. Steele         VALIC, AGAIC
Vice President -
                              Specialty
                         Products
Kenneth R. Story         VALIC, AGAIC
Vice President -
                              Information
                              Technology
Brian R. Toldan          VALIC, AGAIC
Vice President and
                              General
                         Auditor
Michael A. Tompkins VALIC, AGAIC        Vice
President - PR
                              Acquisitions
Peter V. Tuters          VALIC, AGAIC
Vice President and
                              Investment
                         Officer
               AG Corporation      Senior
          Vice President -
                              Investments
William C. Vetterling    VALIC, AGAIC
Vice President -
                              Marketing
                              Administration
William A. Wilson   VALIC, AGAIC        Vice
President -
                              Government
                         Affairs
Jane E. Bates       VALIC
Chief Compliance
                              Officer
Roger E. Hahn       VALIC, AGAIC
Investment Officer
C. Scott Inglis          VALIC, AGAIC
Investment Officer
Craig R. Mitchell        VALIC, AGAIC
Investment Officer
Julia S. Tucker          VALIC, AGAIC
Investment Officer
               AG Corporation      Senior
          Vice President -
                              Investments
Rembert R. Owen, Jr.     VALIC, AGAIC
Real Estate Investment
                              Officer and
                         Assistant
                              Secretary
W. Lary Mask        VALIC, AGAIC        Real
Estate Investment
                              Officer and
                         Assistant
                              Secretary
D. Lynne Walters         VALIC, AGAIC,
Tax Officer
               AG Distributors
               AG Corporation      Vice
          President - Taxes
W. Joan Farmer      VALIC, AGAIC
Assistant Secretary
Otto B. Gerlach, III     VALIC, AGAIC
Assistant Secretary
Cheryl G. Hemley    VALIC, AGAIC
Assistant Secretary
Susan Miller        VALIC, AGAIC
Assistant Secretary
Connie E. Pritchett VALIC, AGAIC
Assistant Secretary
Daniel R. Cricks         VALIC, AGAIC
Assistant Tax Officer
Terry Festervand         VALIC, AGAIC
Assistant Treasurer
Eric Alexander      VALIC, AGAIC
Assistant Treasurer
Kristy L. McWilliams     VALIC, AGAIC
Assistant Treasurer
William H.Murray    VALIC, AGAIC
Assistant Treasurer
Tara S. Rock        VALIC, AGAIC
Assistant Treasurer
Carolyn Roller      VALIC, AGAIC
Assistant Treasurer
Barbara G. Trygstad VALIC, AGAIC
Assistant Treasurer
Marylyn S. Zlotnick VALIC, AGAIC
Assistant Controller
Leslie K. Bates          VALIC, AGAIC
Administrative Officer
Mary C. Birmingham  VALIC, AGAIC
Administrative Officer
Donald L. Davis          VALIC, AGAIC
Administrative Officer
Robert A. Demchak   VALIC, AGAIC
Administrative Officer
Ruby K. Donelson    VALIC, AGAIC
Administrative Officer
David E. Green      VALIC, AGAIC
Administrative Officer
Ted D. Hennis       VALIC, AGAIC
Administrative Officer
William L. Hinkle   VALIC, AGAIC
Administrative Officer
Joan M. Keller      VALIC, AGAIC
Administrative Officer
William R. Keller, Jr.   VALIC, AGAIC
Administrative Officer
Fred M. Lowery      VALIC, AGAIC
Administrative Officer
James F. McCulloch  VALIC, AGAIC
Administrative Officer
Michael E. Mead          VALIC, AGAIC
Administrative Officer
Elliott L. Shifman  VALIC, AGAIC
Administrative Officer
Kathryn T. Smith         VALIC, AGAIC
Administrative Officer
John M. Stanton          VALIC, AGAIC
Administrative Officer
James P. Steele          VALIC, AGAIC
Administrative Officer

      ITEM 27.  PRINCIPAL UNDERWRITERS

   (a) American General Distributors, Inc.
(the "Distributor") acts as exclusive
distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, American General
Series Portfolio Company and American
General Series Portfolio Company 3.

   (b) The following information is
furnished with respect to each officer and director of the Distributor.


                              POSITIONS
NAME AND            POSITIONS AND  AND
OFFICES
PRINCIPAL           OFFICES WITH   WITH THE
BUSINESS ADDRESS    DISTRIBUTOR
REGISTRANT

     (*)
Bruce R. Abrams          Chairman, Director,
--
               Chief Executive Officer
               and President
     (*)
Patrick E. Grady         Director, Chief
--
                         Financial Officer
and
                         Treasurer
     (*)
Cynthia A. Toles    Director and        Vice
               President and Secretary
               Secretary
     (*)
D. Lynne Walters         Tax Officer
--

     (*)
V. Keith Roberts         Chief Compliance
--
               Officer
     (*)
Cheryl G. Hemley    Assistant Secretary
--

     (*)
Daniel R. Cricks         Assistant Tax
Officer        --

     (*)
Terry Festervand         Assistant Treasurer
--

     (*)
Tara S. Rock             Assistant Treasurer
--

     (*)
Gregory R. Seward   Assistant Treasurer
Treasurer

     (*)
Barbara Trygstad         Assistant Treasurer
--

     (*)
Marylyn S. Zlotnick Assistant Treasurer
--

__________

(*)    2929 Allen Parkway, Houston, Texas
77019

  (c)    Not Applicable

ITEM 28.  LOCATION OF BOOKS AND RECORDS

  The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

  THE DEPOSITOR:

  The Variable Annuity Life Insurance
Company
  2929 Allen Parkway
  Houston, Texas 77019

  THE PRINCIPAL UNDERWRITER:

  American General Distributors, Inc.
  2929 Allen Parkway
  Houston, Texas 77019

  THE CUSTODIAN:

  The State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

  INVESTMENT SUB-ADVISERS:

  American General Investment Management,
L.P.
  2929 Allen Parkway
  Houston, Texas 77019

  Brown Capital Management
  1201 N. Calvert St.
  Baltimore, Maryland 21201

  Capital Guardian Trust Company
  11100 Santa Monica Boulevard
  Los Angeles, California 90025

  Fiduciary Management Associates, Inc.
  211 Congress Street
  Boston, Massachusetts 02110

  Goldman, Sachs & Co.
  85 Broad Street
  New York, New York 10004

  Jacobs Asset Management, Inc.
  211 Congress Street
  Boston, Massachusetts 02110

  JP Morgan Investment Management Inc.
  522 Fifth Avenue
  New York, New York 10036

  Neuberger Berman Management Inc.
  605 Third Avenue
  New York, New York 10158

  State Street Bank and Trust Company
  2 International Place
  Boston, Massachusetts 02110

ITEM 29.  MANAGEMENT SERVICES

  There is no management-related service
contract not discussed in Parts A or B of this Form N-1A

ITEM 30.  UNDERTAKINGS

  Not Applicable


Pursuant to the requirements of the
Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant,
American General Series Portfolio Company 2, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 19th day of January, 2000.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

        By: /s/ ALICE T. KANE
        __________________________
     Alice T. Kane
     Chairman of the Board of Trustees

Pursuant to the requirements of the
Securities Act of 1933, this Registration
Statement has been signed below by the
following persons in the capacities and on the date indicated.

          Signature
Title                   Date

/s/ ALICE T. KANE        Chairman of
January 19, 2000
Alice T. Kane.                the Board of
                    Trustees

/s/ GREGORY R. SEWARD    Treasurer
January 19, 2000
Gregory R. Seward

*                        Trustee
January 19, 2000
Kent E. Barrett

*                        Trustee
January 19, 2000
Judith Craven

*                             Trustee
January 19, 2000
Timothy J. Ebner

*                             Trustee
January 19, 2000
Gustavo E. Gonzales, Jr.

*                             Trustee
January 19, 2000
Norman Hackerman

*                             Trustee
January 19, 2000
John Wm. Lancaster

*                             Trustee
January 19, 2000
Ben H. Love

*                             Trustee
January 19, 2000
John E. Maupin, Jr.

*                             Trustee
January 19, 2000
F. Robert Paulsen

*                             Trustee
January 19, 2000
R. Miller Upton

By: /s/ David M. Leahy
January 19, 2000
David M. Leahy
Attorney-in-Fact